Employee Benefit Plans	6 Months Ended
Jun. 30, 2020
Retirement Benefits [Abstract]
Employee Benefit Plans	Employee Benefit Plans
        In the United Kingdom, the Company makes contributions to private defined benefit pension schemes on behalf of its employees. The Company expensed $0.3 million and $0.2 million in contributions for the three months ended June 30, 2020 and 2019, respectively, and $0.6 million and $0.4 million for the six months ended June 30, 2020 and 2019, respectively.
        In the United States, the Company established a defined contribution savings plan under Section 401(k) of the Internal Revenue Code in October 2018. The plan covers substantially all U.S. employees who meet minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pre-tax basis. The Company matches employee contributions up to four percent of the employee’s annual salary. The Company expensed $0.1 million and $0.1 million for the three months ended June 30, 2020 and 2019, respectively, and $0.2 million and $0.1 million for the six months ended June 30, 2020 and 2019, respectively, in matching expenses. The Company pays all administrative fees related to the 401(k) plan.